VALUATION ACCOUNTS (Tables)	12 Months Ended
Dec. 31, 2020
VALUATION ACCOUNTS
Schedule of valuation accounts

	Allowance	Allowance
	for deferred	for doubtful	Slow-moving	Warranty
	tax assets	accounts	inventory	reserve
Balance as of December 31, 2017	14,266	1,029	723	449
Charges to costs and expenses	515	365	355	433
Deductions: write-off and others	(228)	10	(104)	(334)
Balance as of December 31, 2018	14,553	1,404	974	548
Charges to costs and expenses	859	94	333	131
Deductions: write-off and others	(435)	(9)	(223)	(308)
Balance as of December 31, 2019	14,977	1,490	1,085	370
Charges to costs and expenses	596	90	651	266
Deductions: write-off and others	(65)	(858)	(172)	(268)
Balance as of December 31, 2020	15,508	722	1,563	368